Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017 are as follows:

	2016
	Fair value measurements using
	Total	Level 1	Level 2	Level 3
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥197,613	¥197,613	¥—	¥—
Foreign equity securities	131,817	131,817	—	—
Domestic debt securities	49,478	218	49,087	173
Foreign debt securities	37,499	10	37,489	—
Derivatives:
Forward exchange contracts	2,578	—	2,578	—
Interest rate swap agreements	107	—	107	—
Currency swap agreements	61,703	—	61,703	—

Liabilities
Derivatives:
Forward exchange contracts	12,148	—	12,148	—
Interest rate swap agreements	6,110	—	6,110	—
Currency swap agreements	13,838	—	13,838	—
Currency option agreements	¥2,414	¥—	¥2,414	¥—

	2017
	Fair value measurements using
	Total	Level 1	Level 2	Level 3
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥198,482	¥198,482	¥—	¥—
Foreign equity securities	135,912	135,912	—	—
Domestic debt securities	59,138	214	58,759	165
Foreign debt securities	38,360	9	38,118	233
Derivatives:
Forward exchange contracts	1,137	—	1,137	—
Interest rate swap agreements	289	—	289	—
Currency swap agreements	71,930	—	71,930	—

Liabilities
Derivatives:
Forward exchange contracts	1,032	—	1,032	—
Interest rate swap agreements	3,938	—	3,938	—
Currency swap agreements	12,555	—	12,555	—
Currency option agreements	¥1,336	¥—	¥1,336	¥—

Schedule of Assets Measured at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016
	Fair value measurements using
	Total	Level 1	Level 2	Level 3	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥8,398	—	—	¥8,398	¥810
Cost method investments	2,416	—	—	2,416	4,429
Goodwill	13,438	—	—	13,438	4,719
Long-lived assets and other intangible assets	15,590	—	—	15,590	28,002

	2017
	Fair value measurements using
	Total	Level 1	Level 2	Level 3	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥7,338	—	—	¥7,338	¥1,129
Investments in affiliated companies	30,078	1,703	—	28,375	23,920
Cost method investments	1,289	—	—	1,289	3,523
Goodwill	227,871	—	—	227,871	53,294
Long-lived assets and other intangible assets	13,750	—	—	13,750	20,558